Earnings/(Loss) per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Income / (Loss) attributable to common equity holders	$ (1,747)	$ 431	$ 5,272
Weighted average number of shares - basic and diluted	20,680,931	20,582,301	20,582,301
Basic earnings (loss) per share	$ (0.08)	$ 0.02	$ 0.26
Diluted earnings (loss) per share	$ (0.08)	$ 0.02	$ 0.26